Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Detail) - Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Shares
Nonvested restricted stock and RSUs, beginning balance (shares) | shares	17,995,515
Granted (shares) | shares	6,725,625
Vested (shares) | shares	(7,510,459)
Forfeited (shares) | shares	(479,349)
Nonvested restricted stock and RSUs, ending balance (shares) | shares	16,731,332
Weighted-average fair value
Nonvested restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 35.98
Granted (usd per share) | $ / shares	48.71
Vested (usd per share) | $ / shares	34.39
Forfeited (usd per share) | $ / shares	38.79
Nonvested restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 42.42